PROVISION FOR EMPLOYEE BENEFITS - long term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long term provision for employee benefits
Provision for post-employment benefits	₺ 16,457	₺ 8,702
Post-employment benefits
Long term provision for employee benefits
Provision for post-employment benefits	₺ 16,457	₺ 8,702	₺ 7,375